Shareholder Report, Holdings (Details)	Jun. 30, 2024
Invesco Small Cap Equity Fund Class R6 | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[1]
Invesco Small Cap Equity Fund Class R6 | Taylor Morrison Home Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Small Cap Equity Fund Class R6 | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Small Cap Equity Fund Class R6 | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco Small Cap Equity Fund Class R6 | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco Small Cap Equity Fund Class R6 | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Small Cap Equity Fund Class R6 | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Small Cap Equity Fund Class R6 | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Small Cap Equity Fund Class R6 | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Small Cap Equity Fund Class R6 | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Small Cap Equity Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Invesco Small Cap Equity Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Small Cap Equity Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco Small Cap Equity Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco Small Cap Equity Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Small Cap Equity Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco Small Cap Equity Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco Small Cap Equity Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Small Cap Equity Fund Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco Small Cap Equity Fund Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco Small Cap Equity Fund Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco Small Cap Equity Fund Class R5 | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[1]
Invesco Small Cap Equity Fund Class R5 | Taylor Morrison Home Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Small Cap Equity Fund Class R5 | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Small Cap Equity Fund Class R5 | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco Small Cap Equity Fund Class R5 | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco Small Cap Equity Fund Class R5 | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Small Cap Equity Fund Class R5 | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Small Cap Equity Fund Class R5 | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Small Cap Equity Fund Class R5 | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Small Cap Equity Fund Class R5 | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Small Cap Equity Fund Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Invesco Small Cap Equity Fund Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Small Cap Equity Fund Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco Small Cap Equity Fund Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco Small Cap Equity Fund Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Small Cap Equity Fund Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco Small Cap Equity Fund Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco Small Cap Equity Fund Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Small Cap Equity Fund Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco Small Cap Equity Fund Class R5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco Small Cap Equity Fund Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco Small Cap Equity Fund Class Y | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[1]
Invesco Small Cap Equity Fund Class Y | Taylor Morrison Home Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Small Cap Equity Fund Class Y | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Small Cap Equity Fund Class Y | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco Small Cap Equity Fund Class Y | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco Small Cap Equity Fund Class Y | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Small Cap Equity Fund Class Y | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Small Cap Equity Fund Class Y | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Small Cap Equity Fund Class Y | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Small Cap Equity Fund Class Y | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Small Cap Equity Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Invesco Small Cap Equity Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Small Cap Equity Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco Small Cap Equity Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco Small Cap Equity Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Small Cap Equity Fund Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco Small Cap Equity Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco Small Cap Equity Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Small Cap Equity Fund Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco Small Cap Equity Fund Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco Small Cap Equity Fund Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco Small Cap Equity Fund Class R | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[1]
Invesco Small Cap Equity Fund Class R | Taylor Morrison Home Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Small Cap Equity Fund Class R | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Small Cap Equity Fund Class R | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco Small Cap Equity Fund Class R | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco Small Cap Equity Fund Class R | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Small Cap Equity Fund Class R | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Small Cap Equity Fund Class R | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Small Cap Equity Fund Class R | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Small Cap Equity Fund Class R | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Small Cap Equity Fund Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Invesco Small Cap Equity Fund Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Small Cap Equity Fund Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco Small Cap Equity Fund Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco Small Cap Equity Fund Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Small Cap Equity Fund Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco Small Cap Equity Fund Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco Small Cap Equity Fund Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Small Cap Equity Fund Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco Small Cap Equity Fund Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco Small Cap Equity Fund Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco Small Cap Equity Fund Class C | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[1]
Invesco Small Cap Equity Fund Class C | Taylor Morrison Home Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Small Cap Equity Fund Class C | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Small Cap Equity Fund Class C | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco Small Cap Equity Fund Class C | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco Small Cap Equity Fund Class C | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Small Cap Equity Fund Class C | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Small Cap Equity Fund Class C | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Small Cap Equity Fund Class C | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Small Cap Equity Fund Class C | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Small Cap Equity Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Invesco Small Cap Equity Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Small Cap Equity Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco Small Cap Equity Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco Small Cap Equity Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Small Cap Equity Fund Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco Small Cap Equity Fund Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco Small Cap Equity Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Small Cap Equity Fund Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco Small Cap Equity Fund Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco Small Cap Equity Fund Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco Small Cap Equity Fund Class A | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[1]
Invesco Small Cap Equity Fund Class A | Taylor Morrison Home Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Small Cap Equity Fund Class A | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Small Cap Equity Fund Class A | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco Small Cap Equity Fund Class A | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco Small Cap Equity Fund Class A | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Small Cap Equity Fund Class A | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Small Cap Equity Fund Class A | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Small Cap Equity Fund Class A | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Small Cap Equity Fund Class A | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Small Cap Equity Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Invesco Small Cap Equity Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Small Cap Equity Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco Small Cap Equity Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco Small Cap Equity Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Small Cap Equity Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco Small Cap Equity Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco Small Cap Equity Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Small Cap Equity Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco Small Cap Equity Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco Small Cap Equity Fund Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco Global Core Equity Fund Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
Invesco Global Core Equity Fund Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Invesco Global Core Equity Fund Class R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Invesco Global Core Equity Fund Class R6 | Three i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Invesco Global Core Equity Fund Class R6 | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Invesco Global Core Equity Fund Class R6 | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Invesco Global Core Equity Fund Class R6 | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Invesco Global Core Equity Fund Class R6 | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Invesco Global Core Equity Fund Class R6 | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Invesco Global Core Equity Fund Class R6 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Invesco Global Core Equity Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Invesco Global Core Equity Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco Global Core Equity Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Invesco Global Core Equity Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Global Core Equity Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco Global Core Equity Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Global Core Equity Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Global Core Equity Fund Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco Global Core Equity Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco Global Core Equity Fund Class R5 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
Invesco Global Core Equity Fund Class R5 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Invesco Global Core Equity Fund Class R5 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Invesco Global Core Equity Fund Class R5 | Three i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Invesco Global Core Equity Fund Class R5 | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Invesco Global Core Equity Fund Class R5 | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Invesco Global Core Equity Fund Class R5 | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Invesco Global Core Equity Fund Class R5 | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Invesco Global Core Equity Fund Class R5 | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Invesco Global Core Equity Fund Class R5 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Invesco Global Core Equity Fund Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Invesco Global Core Equity Fund Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco Global Core Equity Fund Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Invesco Global Core Equity Fund Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Global Core Equity Fund Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco Global Core Equity Fund Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Global Core Equity Fund Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Global Core Equity Fund Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco Global Core Equity Fund Class R5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco Global Core Equity Fund Class Y | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
Invesco Global Core Equity Fund Class Y | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Invesco Global Core Equity Fund Class Y | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Invesco Global Core Equity Fund Class Y | Three i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Invesco Global Core Equity Fund Class Y | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Invesco Global Core Equity Fund Class Y | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Invesco Global Core Equity Fund Class Y | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Invesco Global Core Equity Fund Class Y | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Invesco Global Core Equity Fund Class Y | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Invesco Global Core Equity Fund Class Y | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Invesco Global Core Equity Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Invesco Global Core Equity Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco Global Core Equity Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Invesco Global Core Equity Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Global Core Equity Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco Global Core Equity Fund Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Global Core Equity Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Global Core Equity Fund Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco Global Core Equity Fund Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco Global Core Equity Fund Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
Invesco Global Core Equity Fund Class R | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Invesco Global Core Equity Fund Class R | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Invesco Global Core Equity Fund Class R | Three i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Invesco Global Core Equity Fund Class R | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Invesco Global Core Equity Fund Class R | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Invesco Global Core Equity Fund Class R | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Invesco Global Core Equity Fund Class R | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Invesco Global Core Equity Fund Class R | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Invesco Global Core Equity Fund Class R | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Invesco Global Core Equity Fund Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Invesco Global Core Equity Fund Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco Global Core Equity Fund Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Invesco Global Core Equity Fund Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Global Core Equity Fund Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco Global Core Equity Fund Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Global Core Equity Fund Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Global Core Equity Fund Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco Global Core Equity Fund Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco Global Core Equity Fund Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
Invesco Global Core Equity Fund Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Invesco Global Core Equity Fund Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Invesco Global Core Equity Fund Class C | Three i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Invesco Global Core Equity Fund Class C | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Invesco Global Core Equity Fund Class C | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Invesco Global Core Equity Fund Class C | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Invesco Global Core Equity Fund Class C | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Invesco Global Core Equity Fund Class C | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Invesco Global Core Equity Fund Class C | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Invesco Global Core Equity Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Invesco Global Core Equity Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco Global Core Equity Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Invesco Global Core Equity Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Global Core Equity Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco Global Core Equity Fund Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Global Core Equity Fund Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Global Core Equity Fund Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco Global Core Equity Fund Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco Global Core Equity Fund Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
Invesco Global Core Equity Fund Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Invesco Global Core Equity Fund Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Invesco Global Core Equity Fund Class A | Three i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Invesco Global Core Equity Fund Class A | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Invesco Global Core Equity Fund Class A | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Invesco Global Core Equity Fund Class A | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Invesco Global Core Equity Fund Class A | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Invesco Global Core Equity Fund Class A | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Invesco Global Core Equity Fund Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Invesco Global Core Equity Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Invesco Global Core Equity Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco Global Core Equity Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Invesco Global Core Equity Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Global Core Equity Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco Global Core Equity Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Global Core Equity Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco Global Core Equity Fund Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco Global Core Equity Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco EQV International Small Company Fund (Class R6) | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco EQV International Small Company Fund (Class R6) | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Invesco EQV International Small Company Fund (Class R6) | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Invesco EQV International Small Company Fund (Class R6) | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco EQV International Small Company Fund (Class R6) | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[1]
Invesco EQV International Small Company Fund (Class R6) | E-L Financial Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[1]
Invesco EQV International Small Company Fund (Class R6) | PT Mitra Keluarga Karyasehat Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[1]
Invesco EQV International Small Company Fund (Class R6) | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco EQV International Small Company Fund (Class R6) | Zuken, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Invesco EQV International Small Company Fund (Class R6) | Four imprint Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
Invesco EQV International Small Company Fund (Class R6) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco EQV International Small Company Fund (Class R6) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Invesco EQV International Small Company Fund (Class R6) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco EQV International Small Company Fund (Class R6) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco EQV International Small Company Fund (Class R6) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Invesco EQV International Small Company Fund (Class R6) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco EQV International Small Company Fund (Class R6) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco EQV International Small Company Fund (Class R6) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco EQV International Small Company Fund (Class R6) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco EQV International Small Company Fund (Class R6) | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco EQV International Small Company Fund (Class R6) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco EQV International Small Company Fund (Class R5) | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco EQV International Small Company Fund (Class R5) | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Invesco EQV International Small Company Fund (Class R5) | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Invesco EQV International Small Company Fund (Class R5) | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco EQV International Small Company Fund (Class R5) | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[1]
Invesco EQV International Small Company Fund (Class R5) | E-L Financial Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[1]
Invesco EQV International Small Company Fund (Class R5) | PT Mitra Keluarga Karyasehat Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[1]
Invesco EQV International Small Company Fund (Class R5) | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco EQV International Small Company Fund (Class R5) | Zuken, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Invesco EQV International Small Company Fund (Class R5) | Four imprint Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
Invesco EQV International Small Company Fund (Class R5) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco EQV International Small Company Fund (Class R5) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Invesco EQV International Small Company Fund (Class R5) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco EQV International Small Company Fund (Class R5) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco EQV International Small Company Fund (Class R5) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Invesco EQV International Small Company Fund (Class R5) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco EQV International Small Company Fund (Class R5) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco EQV International Small Company Fund (Class R5) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco EQV International Small Company Fund (Class R5) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco EQV International Small Company Fund (Class R5) | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco EQV International Small Company Fund (Class R5) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco EQV International Small Company Fund (Class Y) | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco EQV International Small Company Fund (Class Y) | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Invesco EQV International Small Company Fund (Class Y) | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Invesco EQV International Small Company Fund (Class Y) | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco EQV International Small Company Fund (Class Y) | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[1]
Invesco EQV International Small Company Fund (Class Y) | E-L Financial Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[1]
Invesco EQV International Small Company Fund (Class Y) | PT Mitra Keluarga Karyasehat Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[1]
Invesco EQV International Small Company Fund (Class Y) | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco EQV International Small Company Fund (Class Y) | Zuken, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Invesco EQV International Small Company Fund (Class Y) | Four imprint Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
Invesco EQV International Small Company Fund (Class Y) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco EQV International Small Company Fund (Class Y) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Invesco EQV International Small Company Fund (Class Y) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco EQV International Small Company Fund (Class Y) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco EQV International Small Company Fund (Class Y) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Invesco EQV International Small Company Fund (Class Y) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco EQV International Small Company Fund (Class Y) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco EQV International Small Company Fund (Class Y) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco EQV International Small Company Fund (Class Y) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco EQV International Small Company Fund (Class Y) | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco EQV International Small Company Fund (Class Y) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco EQV International Small Company Fund (Class C) | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco EQV International Small Company Fund (Class C) | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Invesco EQV International Small Company Fund (Class C) | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Invesco EQV International Small Company Fund (Class C) | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco EQV International Small Company Fund (Class C) | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[1]
Invesco EQV International Small Company Fund (Class C) | E-L Financial Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[1]
Invesco EQV International Small Company Fund (Class C) | PT Mitra Keluarga Karyasehat Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[1]
Invesco EQV International Small Company Fund (Class C) | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco EQV International Small Company Fund (Class C) | Zuken, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Invesco EQV International Small Company Fund (Class C) | Four imprint Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
Invesco EQV International Small Company Fund (Class C) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco EQV International Small Company Fund (Class C) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Invesco EQV International Small Company Fund (Class C) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco EQV International Small Company Fund (Class C) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco EQV International Small Company Fund (Class C) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Invesco EQV International Small Company Fund (Class C) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco EQV International Small Company Fund (Class C) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco EQV International Small Company Fund (Class C) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco EQV International Small Company Fund (Class C) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco EQV International Small Company Fund (Class C) | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco EQV International Small Company Fund (Class C) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco EQV International Small Company Fund Class A | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco EQV International Small Company Fund Class A | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Invesco EQV International Small Company Fund Class A | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Invesco EQV International Small Company Fund Class A | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco EQV International Small Company Fund Class A | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[1]
Invesco EQV International Small Company Fund Class A | E-L Financial Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[1]
Invesco EQV International Small Company Fund Class A | PT Mitra Keluarga Karyasehat Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[1]
Invesco EQV International Small Company Fund Class A | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco EQV International Small Company Fund Class A | Zuken, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Invesco EQV International Small Company Fund Class A | Four imprint Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
Invesco EQV International Small Company Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco EQV International Small Company Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Invesco EQV International Small Company Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco EQV International Small Company Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco EQV International Small Company Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Invesco EQV International Small Company Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco EQV International Small Company Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco EQV International Small Company Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco EQV International Small Company Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco EQV International Small Company Fund Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco EQV International Small Company Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco EQV European Small Company Fund Class R6 | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco EQV European Small Company Fund Class R6 | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco EQV European Small Company Fund Class R6 | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Invesco EQV European Small Company Fund Class R6 | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco EQV European Small Company Fund Class R6 | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
Invesco EQV European Small Company Fund Class R6 | Neurones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco EQV European Small Company Fund Class R6 | Warsaw Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco EQV European Small Company Fund Class R6 | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Invesco EQV European Small Company Fund Class R6 | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Invesco EQV European Small Company Fund Class R6 | Kaufman & Broad S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
Invesco EQV European Small Company Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco EQV European Small Company Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Invesco EQV European Small Company Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco EQV European Small Company Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco EQV European Small Company Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco EQV European Small Company Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco EQV European Small Company Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco EQV European Small Company Fund Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco EQV European Small Company Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco EQV European Small Company Fund Class R6 | Other Sectors each less than 2 percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco EQV European Small Company Fund Class Y | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco EQV European Small Company Fund Class Y | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco EQV European Small Company Fund Class Y | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Invesco EQV European Small Company Fund Class Y | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco EQV European Small Company Fund Class Y | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
Invesco EQV European Small Company Fund Class Y | Neurones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco EQV European Small Company Fund Class Y | Warsaw Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco EQV European Small Company Fund Class Y | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Invesco EQV European Small Company Fund Class Y | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Invesco EQV European Small Company Fund Class Y | Kaufman & Broad S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
Invesco EQV European Small Company Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco EQV European Small Company Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Invesco EQV European Small Company Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco EQV European Small Company Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco EQV European Small Company Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco EQV European Small Company Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco EQV European Small Company Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco EQV European Small Company Fund Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco EQV European Small Company Fund Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco EQV European Small Company Fund Class Y | Other Sectors each less than 2 percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco EQV European Small Company Fund Class C | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco EQV European Small Company Fund Class C | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco EQV European Small Company Fund Class C | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Invesco EQV European Small Company Fund Class C | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco EQV European Small Company Fund Class C | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
Invesco EQV European Small Company Fund Class C | Neurones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco EQV European Small Company Fund Class C | Warsaw Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco EQV European Small Company Fund Class C | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Invesco EQV European Small Company Fund Class C | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Invesco EQV European Small Company Fund Class C | Kaufman & Broad S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
Invesco EQV European Small Company Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco EQV European Small Company Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Invesco EQV European Small Company Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco EQV European Small Company Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco EQV European Small Company Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco EQV European Small Company Fund Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco EQV European Small Company Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco EQV European Small Company Fund Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco EQV European Small Company Fund Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco EQV European Small Company Fund Class C | Other Sectors each less than 2 percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco EQV European Small Company Fund Class A | Renew Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco EQV European Small Company Fund Class A | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco EQV European Small Company Fund Class A | ME Group International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Invesco EQV European Small Company Fund Class A | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco EQV European Small Company Fund Class A | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
Invesco EQV European Small Company Fund Class A | Neurones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco EQV European Small Company Fund Class A | Warsaw Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco EQV European Small Company Fund Class A | Clarkson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Invesco EQV European Small Company Fund Class A | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Invesco EQV European Small Company Fund Class A | Kaufman & Broad S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
Invesco EQV European Small Company Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco EQV European Small Company Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Invesco EQV European Small Company Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco EQV European Small Company Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco EQV European Small Company Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco EQV European Small Company Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco EQV European Small Company Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco EQV European Small Company Fund Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco EQV European Small Company Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco EQV European Small Company Fund Class A | Other Sectors each less than 2 percent of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%

[1]	Excluding money market fund holdings, if any.